PROPERTY, PLANT, AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cost	$ 17,643	$ 16,082
Accumulated amortization	10,382	10,033
Net book value	7,261	6,049
Computer equipment
Cost	1,543	1,368
Accumulated amortization	1,204	958
Net book value	339	410
Office furnishings and equipment
Cost	859	726
Accumulated amortization	637	547
Net book value	222	179
Assembly & test equipment
Cost	8,652	10,746
Accumulated amortization	6,404	6,836
Net book value	2,248	3,910
Demonstration suite & tradeshow equipment
Cost	1,803	1,960
Accumulated amortization	1,628	1,352
Net book value	175	608
Leasehold improvements
Cost	760	677
Accumulated amortization	509	340
Net book value	251	337
Asset under construction
Cost	4,026	605
Accumulated amortization	0	0
Net book value	$ 4,026	$ 605